Other financial liabilities - Additional information (Details) - Sociedad Minera El Brocal S.A.A $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item	May 31, 2022 USD ($)
Disclosure Of Other Financial Liabilities [Line Items]
Maximum earnings before interest, taxes, depreciation, and amortization ratio | item	3.5	3
Minimum Interest Coverage Ratio | item	1	1
Credit Facility
Disclosure Of Other Financial Liabilities [Line Items]
Commitment fee	0.50%
Unsecured Revolving Credit Facility [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Notional amount | $			$ 350.0
Interest expense | $	$ 1.9	$ 1.9